Financial Risk Management - Liquidity Risk (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021	Oct. 01, 2020
Mponeng operations and related assets
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Post-tax real discount rate	10.20%	10.30%	10.60%
Liquidity risk | Current
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liability, undiscounted cash flows	R 206	R 112
Trade and other payables (excluding non-financial liabilities)2,3	1,594	1,398
Derivative financial liabilities3	9	285
Financial liabilities	1,974	2,300
Liquidity risk | Due between 0 to six months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings3:	97	256
Liquidity risk | Due between six to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings3:	68	249
Liquidity risk | Expiring after one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration liability1	515	647
Other non-current liabilities2	18	19
Lease liability, undiscounted cash flows	338	225
Derivative financial liabilities3	3	11
Financial liabilities	4,262	4,046
Liquidity risk | Due between one to two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings3:	137	267
Liquidity risk | Due between two to three years4
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings3:	3,251	2,877
Liquidity risk | Borrowings Final Repayment of Capital, September 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings3:	R 3,126
Liquidity risk | Borrowings Final Repayment of Capital, September 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings3:		R 2,854